Intangible Assets, Net	12 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

11. INTANGIBLE ASSETS, NET

As of September 30, 2023 and 2024, intangible assets, net consisted of the following:

	As of September 30,
	2023	2024
Patents	$2,354,460	$2,447,865
Software	614,206	638,573
Subtotal	2,968,666	3,086,438
Accumulated amortization	(395,822)	(1,028,813)
Intangible assets, net	$2,572,844	$2,057,625

Intangible assets including patents and software copyright which were considered as identifiable assets in the business acquisition of Changzhou Sixun (Note 3), and were recognized based on fair value and a valuation report was issued by an independent third-party valuation specialist.

For the years ended September 30, 2022, 2023 and 2024, amortization expenses of intangible assets were nil, $409,442 and $601,291.

The following is a schedule, by fiscal years, of amortization of intangible asset as of September 30, 2024:

Year ending September 30,	Amount
2025	$601,291
2026	601,291
2027	601,291
2028	253,752
Total	$2,057,625